As filed with the Securities and Exchange Commission on May 27, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05469

The Wexford Trust
(Exact name of registrant as specified in charter)

3000 Stonewood Drive, Suite 310
Wexford, PA 15090-8388
(Address of principal executive offices) (Zip code)

Ronald H. Muhlenkamp
Muhlenkamp & Company, Inc.
3000 Stonewood Drive, Suite 310
Wexford, PA 15090-8388
(Name and address of agent for service)

(724) 935-5520 or (800) 860-3863
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

THE MUHLENKAMP FUND (A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
March 31, 2005

Name of Issuer or Title of Issue	Shares	Value

COMMON STOCK - 94.5%

Automobiles & Components - 4.0%
Harley-Davidson, Inc.	200,000	$11,552,000
Lear Corporation	301,500	13,374,540
Monaco Coach Corporation	172,500	2,785,875
National R.V. Holdings, Inc. *	418,350	4,250,436
Thor Industries, Inc.	1,159,200	34,671,672
Winnebago Industries, Inc.	828,200	26,171,120
		92,805,643

Banks - 0.9%
Washington Mutual, Inc.	511,687	20,211,637

Capital Goods - 3.5%
Eagle Materials Inc. - Class B	101,332	7,984,962
Graco Inc.	206,707	8,342,695
The Lamson & Sessions Co. *	338,000	3,363,100
Rush Enterprises, Inc. - Class A *	226,605	3,553,166
Rush Enterprises, Inc. - Class B *	282,005	4,754,604
Terex Corporation *	228,000	9,872,400
Tyco International Ltd. f	1,335,600	45,143,280
		83,014,207

Commercial Services & Supplies - 2.3%
Cendant Corporation	2,460,000	50,528,400
PHH Corporation*	98,000	2,143,260
		52,671,660

Consumer Durables - 9.6%
American Woodmark Corporation	470,200	17,058,856
The Black & Decker Corporation	706,100	55,774,839
Masco Corporation	1,050,000	36,403,500
Mohawk Industries, Inc. *	440,663	37,147,891
Polaris Industries Inc.	519,200	36,463,416
Stanley Furniture Company, Inc.	310,900	14,699,352
Whirlpool Corporation	401,400	27,186,822
		224,734,676

Diversified Financials - 16.1%
Capital One Financial Corporation	1,091,700	81,626,409
Citigroup Inc.	1,970,000	88,531,800
Countrywide Financial Corporation	2,199,998	71,411,935
Fannie Mae	1,004,400	54,689,580
Gabelli Asset Management Inc. - Class A	121,600	5,429,440
Merrill Lynch & Co., Inc.	1,056,700	59,809,220
Metris Companies Inc. *	130,000	1,506,700
Morgan Stanley	243,000	13,911,750
		376,916,834

Name of Issuer or Title of Issue	Shares	Value

Energy - 11.4%
Anadarko Petroleum Corporation	395,500	$30,097,550
ConocoPhillips	300,000	32,352,000
Devon Energy Corporation	937,700	44,775,175
Dynamic Oil & Gas, Inc. *f	306,500	729,470
The Houston Exploration Company *	572,000	32,575,400
Maverick Tube Corporation*	407,200	13,238,072
Nabors Industries, Ltd. *f	990,000	58,548,600
Patterson-UTI Energy, Inc.	2,200,000	55,044,000
		267,360,267

Food Beverage & Tobacco - 2.6%
Altria Group, Inc.	950,580	62,158,426

Footwear - 0.1%
R. G. Barry Corporation *	322,200	1,466,010

Health Care Equipment & Services - 2.7%
D & K Healthcare Resources, Inc.	439,000	3,674,430
OCA Inc. *	918,600	3,904,050
UnitedHealth Group Incorporated	600,000	57,228,000
		64,806,480

Homebuilding - 15.3%
Beazer Homes USA, Inc.	678,900	33,849,954
Cavco Industries, Inc. *	68,000	1,644,308
Centex Corporation	1,360,000	77,887,200
Meritage Homes Corporation *	983,200	57,930,144
NVR, Inc. *	125,000	98,125,000
Pulte Homes, Inc.	320,230	23,578,535
Toll Brothers, Inc. *	836,900	65,989,565
		359,004,706

Insurance - 7.3%
The Allstate Corporation	1,405,200	75,965,112
American International Group	798,800	44,261,508
Fidelity National Financial, Inc.	1,557,094	51,290,676
		171,517,296

Materials - 3.7%
Cemex S.A. de C.V. - ADR f	2,010,931	72,896,249
NovaGold Resources Inc. *f	284,700	2,365,857
Texas Industries, Inc.	201,900	10,852,125
		86,114,231

Name of Issuer or Title of Issue	Shares	Value

Pharmaceuticals & Biotechnology - 6.4%
Johnson & Johnson	1,000,000	$67,160,000
Marshall Edwards Inc. *	75,607	630,562
Novogen Limited - ADR *f	200,360	3,800,829
Pfizer Inc.	2,200,000	57,794,000
Sanofi-Aventis - ADR f	466,900	19,768,546
		149,153,937

Retail- Restaurants- 1.1%
Yum! Brands, Inc.	485,300	25,143,393

Technology Hardware & Equipment - 1.8%
ATMI, Inc. *	243,900	6,107,256
eResearch Technology, Inc.*	1,137,400	13,398,572
Intel Corporation	16,000	371,680
International Business Machines Corporation	140,000	12,793,200
MasTec, Inc. *	661,700	5,432,557
Photon Dynamics, Inc. *	273,700	5,216,722
		43,319,987

Telecommunication Services - 3.8%
Leap Wireless International, Inc. *	200,000	5,210,000
Nextel Communications, Inc.- Class A*	738,039	20,975,068
Telefonos de Mexico S.A. de C.V. - ADR f	1,505,000	51,967,650
UTStarcom, Inc. *	928,144	10,163,177
		88,315,895

Utilities - 1.9%
Calpine Corporation *	3,312,100	9,273,880
Dynegy Inc. - Class A *	520,000	2,033,200
El Paso Corporation	791,450	8,373,541
Exelon Corporation	200,000	9,178,000
PPL Corporation	300,000	16,197,000
		45,055,621

Total Common Stocks (Cost $1,619,069,643)		2,213,770,906

Name of Issuer or Title of Issue		Value
SHORT-TERM INVESTMENT - 5.2%
Prudential Funding Corp.
2.65%, due 04/01/05	$ 122,648,000	122,638,474

Total Short-Term Investment (Cost $122,648,000)		122,638,474

TOTAL INVESTMENTS - 99.7% (Cost $1,741,717,643)		2,336,409,380

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		7,485,853

TOTAL NET ASSETS - 100.0%		$2,343,895,233

*	Non income producing security.
f	Foreign company.
ADR	American Depositary Receipts

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Wexford Trust

By (Signature and Title) /s/ Ronald Muhlenkamp
Ronald Muhlenkamp, President

Date 05/24/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ronald Muhlenkamp
Ronald Muhlenkamp, President

Date 05/24/05

By (Signature and Title) /s/ James Head
James Head, Treasurer

Date 05/24/05